SUBSEQUENT EVENTS (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended
	May 18, 2020 USD ($) shares $ / shares	May 18, 2020 USD ($) shares $ / shares	Apr. 27, 2020 USD ($) $ / shares	Apr. 27, 2020 USD ($) $ / shares	May 18, 2020 CAD ($) shares	Apr. 27, 2020 CAD ($)	Mar. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Interest rate							4.35%
Guyana Goldfields [Member]
Disclosure of non-adjusting events after reporting period [line items]
Per Share price | $ / shares	$ 0.1849		$ 0.1195
Cash Consideration	$ 27.8	$ 27.8	$ 23.4	$ 23.4
Explanation of business combination consideration			If all Guyana Goldfields shareholders elect to receive cash, consideration for each share will consist of CAD$0.20 in cash and 0.0796 of a Silvercorp common share (valued at CAD$0.40 based on the volume weighted average price for Silvercorp common shares for the 20 trading days ended April 24, 2020). Assuming the maximum cash consideration, existing Guyana Goldfields shareholders will own 7.1% of Silvercorp s pro forma basic shares outstanding following the Transaction. The consideration of CAD$0.60 per share represents a 71% premium to the 20-day volume weighted average price of Guyana Goldfields as of the close of trading on April 24, 2020.	If all Guyana Goldfields shareholders elect to receive cash, consideration for each share will consist of CAD$0.20 in cash and 0.0796 of a Silvercorp common share (valued at CAD$0.40 based on the volume weighted average price for Silvercorp common shares for the 20 trading days ended April 24, 2020). Assuming the maximum cash consideration, existing Guyana Goldfields shareholders will own 7.1% of Silvercorp s pro forma basic shares outstanding following the Transaction. The consideration of CAD$0.60 per share represents a 71% premium to the 20-day volume weighted average price of Guyana Goldfields as of the close of trading on April 24, 2020.
Amount of Borrowings			$ 15.0	$ 15.0
Interest rate			12.00%	12.00%		12.00%
Interest of occurrence of triggering events per annum			14.00%	14.00%		14.00%
Number of share issuable | shares	29,200,000	29,200,000			29,200,000
Percentage of ownership	14.40%	14.40%			14.40%
Amount of valuation	$ 227.0
Termination fee	$ 9.0
Guyana Goldfields [Member] | CAD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Per Share price | $ / shares		$ 0.25		$ 0.60
Cash Consideration					$ 39.5	$ 33.2
Weighted average price | $ / shares		$ 1.30		$ 0.60